Share capital (Details 2) - Details Of Share Warrants [Member] - $ / shares	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024
Statement [Line Items]
Number of shares, outstanding	0	1,420,000	1,420,000	1,420,000
Exercise Price, Outstanding		$ 0.63	$ 0.63	$ 0.63